Business Combinations - Additional Information (Detail) £ in Millions, $ in Millions			5 Months Ended	12 Months Ended
	Jul. 24, 2025 GBP (£)	Jan. 01, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Oct. 21, 2024 GBP (£)	Mar. 22, 2023 GBP (£)	Mar. 22, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Decrease in deferred consideration payable						£ 5
Intangible assets	£ 71
Customer-Related Intangible Assets [Member]
Disclosure of detailed information about business combination [line items]
Amortisation of intangible assets over the period	16 years
Other net gains and losses [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs				£ 7	£ 5	£ 12
Top of range [member]
Disclosure of detailed information about business combination [line items]
Useful Life Other Intangible Assets	6 years
Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Useful Life Other Intangible Assets	2 years
EDynamic Holdings LP [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired	100.00%
Revenue of acquiree since acquisition date		£ 18	£ 10
Profit (loss) of acquiree since acquisition date		£ 1	£ 1
Cash transferred on escrow account	£ 3
Cash consideration	168
Goodwill recognised as of acquisition date	£ 102
Revibe Technologies Inc [Member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration							£ 2
Contingent consideration							1
Cash consideration							£ 1
Personnel Decisions Research Institutes LLC [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired								100.00%	100.00%
Cash consideration								£ 152	$ 187